Financial Risk Management - Disclosure of Financial Assets (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of Financial Risk Management [Abstract]
Cash and cash equivalents	$ 90,925	$ 3,791	$ 1,962	$ 10,739
Trade receivables	1,462	2,336
Financial assets	$ 92,387	$ 6,127